DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Revenues	Deferred revenues consisted of the following:

	December 31,
	2014	2013
Subscriptions	$227,610	$160,163
Software updates and maintenance	546,998	504,919
Other	9,405	6,541

	$784,013	$671,623